UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    12/31/11

Check here if Amendment [ ];    Amendment Number:  ___
This Amendment (Check only one.):   [ ]  is a restatement
                                    [ ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

WESTCLIFF CAPITAL MANAGEMENT, LLC
200 Seventh Avenue, Suite 105
Santa Cruz, CA 95062


Form 13F File Number:      028-07054


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

RICHARD S. SPENCER III
Managing Member of Westcliff Capital Management, LLC
831-477-4412


Signature, Place, and Date of Signing:

/s/ Richard S. Spencer III
------------------------------
Richard S. Spencer
Santa Cruz, CA
02/14/2012


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                                   0
Form 13F Information Table Entry Total:                             54
Form 13F Information Table Value Total (x$1000):               $61,966


List of Other Included Managers:				  NONE

                                                Westcliff Capital Management, LLC
                                                   FORM 13F INFORMATION TABLE
                                                        AS OF 12/31/11



                        TITLE               VALUE    SHARES/     SH/  PUT/   INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER        OF CLASS  CUSIP     (X$1000)   PRN AMT     PRN  CALL   DSCRETN  MANAGERS    SOLE    SHARED   NONE
-------------------  ---------- ------    ---------  --------    ---  ----   -------  --------  --------  ------   ----

accuray inc		COM	004397105      840	 198640	  SH		Sole		 198640
agnico-eagle mines ltd	COM	008474108      443	  12191	  SH		Sole		  12191
annaly capital
  managment inc		COM	035710409      516	  32360	  SH		Sole		  32360
applied micro
  circuits corp		COM	03822w406      350	  52050	  SH		Sole		  52050
atmel corp		COM	049513104      489	  60343	  SH		Sole		  60343
barrick gold corp	COM	067901108     1146	  25324	  SH		Sole		  25324
basic energy
  svcs inc new		COM	06985P100     1545	  78430	  SH		Sole		  78430
builders
  firstsource inc	COM	12008R107      695	 340814	  SH		Sole		 340814
calfrac well
  services ltd		COM	CA1295841     2131	  76070	  SH		Sole		  76070
ce franklin ltd		COM	125151100     1895	 232789	  SH		Sole		 232789
ceradyne inc		COM	156710105     1718	  64170	  SH		Sole		  64170
cirrus logic inc	COM	172755100      689	  43458	  SH		Sole		  43458
complete
  production services	COM	20453E109     1345	  40090	  SH		Sole		  40090
cryoport inc
  warrants 2/14/16 	COM	229050117        0	1642857	  SH		Sole		1642857
cryoport, inc		COM	229050208     1117	1642857	  SH		Sole		1642857
energy xxi
  (bermuda) ltd		COM	G10082140     1320	  41391	  SH		Sole		  41391
evergreen energy
  inc wts 4.630		COM	30024B104	 0	 148746	  SH		Sole		 148746
finisar corporation	COM	31787A507      315	  18800	  SH		Sole		  18800
gastar expl ltd		COM	367299104      128	  40100	  SH		Sole		  40100
goldcorp inc		COM	380956409      843	  19047	  SH		Sole		  19047
gse systems
  inc warrants		COM	36227K106        0	  76527	  SH		Sole		  76527
gulfmark offshore inc	COM	402629208     1390	  33090	  SH		Sole		  33090
hercules offshore inc	COM	427093109     2542	 572450	  SH		Sole		 572450
hornbeck offshore
  svcs inc new		COM	440543106     2887	  93080	  SH		Sole		  93080
hutchinson tech		COM	448407106     1724	1149500	  SH		Sole		1149500
infinera corporation	COM	45667G103      387	  61590	  SH		Sole		  61590
integrated
  silicon solution	COM	45812P107     2052	 224516	  SH		Sole		 224516
kinross gold corp	COM	496902404      376	  32950	  SH		Sole		  32950
mcgrath rentcorp	COM	012235216      703	  24240	  SH		Sole		  24240
mcmoran exploration co	COM	582411104      713	  48975	  SH		Sole		  48975
micron technology inc	COM	595112103     1101	 175000	  SH		Sole		 175000
minefinders ltd		COM	602900102     1049	  98926	  SH		Sole		  98926
newmont mining corp	COM	651639106      910	  15163	  SH		Sole		  15163
ocz technology
  group inc		COM	67086E303     1465	 221580	  SH		Sole		 221580
parker drilling co	COM	701081101     2864	 399410	  SH		Sole		 399410
patterson uti
  energy inc		COM	703481101     2013	 100750	  SH		Sole		 100750
petroquest energy inc	COM	716748108      724	 109770	  SH		Sole		 109770
pimco high income fd	COM	722014107     1909	 158839	  SH		Sole		 158839
pioneer drilling co	COM	723655106     2367	 244500	  SH		Sole		 244500
precision drilling corp	COM	74022D308     2243	 218643	  SH		Sole		 218643
procera networks inc	COM	74269U203      508	  32630	  SH		Sole		  32630
sandridge energy inc	COM	80007P307     1669	 204580	  SH		Sole		 204580
seagate technology	COM	G7945m107     2388	 145616	  SH		Sole		 145616
silicon motion
  technol-adr		COM	82706C108     1279	  62430	  SH		Sole		  62430
southwestern energy co	COM	845467109      703	  22012	  SH		Sole		  22012
support.com inc		COM	86858W101     1198	 532388	  SH		Sole		 532388
synaptics inc		COM	87157D109      606	  20100	  SH		Sole		  20100
treasur island
  rty tr unit		COM	894626209     1006	 648909	  SH		Sole		 648909
trican well
  service ltd - 144a	COM	895945202     1044	  60516	  SH		Sole		  60516
trican well svc ltd	COM	895945103     1173	  67980	  SH		Sole		  67980
ultratech inc		COM	904034105      669	  27210	  SH		Sole		  27210
western digital corp	COM	958102105      688	  22220	  SH		Sole		  22220
woodward inc		COM	980745103      781	  19070	  SH		Sole		  19070
xtreme coil
  drilling corp		COM	98417D102     1309	  355290  SH		Sole		 355290

REPORT SUMMARY 	54	DATA RECORDS	    61,966 	-   OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
